SUBORDINATED LIABILITIES (Details) - Disclosure of Dated Subordinated Liabilities £ in Millions	Dec. 31, 2018 GBP (£)
SUBORDINATED LIABILITIES (Details) - Disclosure of Dated Subordinated Liabilities [Line Items]
Dated subordinated liabilities, Issued during 2018	£ 1,729
1.75% Subordinated Fixed Rate Notes 2028 callable 2023 [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of Dated Subordinated Liabilities [Line Items]
Dated subordinated liabilities, Issued during 2018	664
4.344% Subordinated Fixed Rate Notes callable 2048 [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of Dated Subordinated Liabilities [Line Items]
Dated subordinated liabilities, Issued during 2018	£ 1,065